LEASES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2023	Feb. 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Lease term			12 months		12 months
Operating lease expense			$ 124,780	$ 25,879	$ 152,333	$ 50,745
Right of use asset			$ 1,717,736		$ 1,717,736		$ 194,112
Titan Trucking LLC [Member]
Lease expiration date									Jan. 15, 2025
Straight rent		$ 8,479
Operating lease expense							112,753	$ 112,198	$ 211,963
Right of use asset							$ 194,112	$ 276,370
Payments for rent		8,251
Titan Trucking LLC [Member] | Subsequent Event [Member]
Lease expiration date	Mar. 31, 2028
Straight rent	$ 33,564
Troy Michigan [Member]
Lease term			62 months		62 months
Lease expiration date					Jan. 15, 2025
Lease payment		$ 8,251
Straight rent					$ 8,479
Operating lease expense					161,000
Detroit Michigan [Member]
Lease term	60 months
Lease expiration date	Mar. 31, 2028
Straight rent					33,564
Operating lease expense					1,913,200
Renewal term	5 years
Right of use asset			$ 1,635,335		$ 1,635,335